Earnings per share	12 Months Ended
Dec. 31, 2020
Earnings per share [Abstract]
Earnings per share [Text Block]

10Earnings per share

Philips Group

Earnings per share

in millions of EUR unless otherwise stated1)

	2018	2019	2020
Income from continuing operations	1,310	1,192	1,205
Income (loss) attributable to non-controlling interest, from continuing operations	7	5	8
Income from continuing operations attributable to shareholders	1,303	1,186	1,197
Income from Discontinued operations	(213)	(19)	(10)
Income from Discontinued operations attributable to shareholders	(213)	(19)	(10)
Net income attributable to shareholders	1,090	1,167	1,187

Weighted average number of common shares outstanding (after deduction of treasury shares) during the year2)	941,067,388	921,062,109	907,721,150
Plus incremental shares from assumed conversions of:
Options	2,007,703	1,288,001	757,622
Performance shares	8,632,652	5,896,049	5,561,501
Restricted share rights	2,223,382	2,524,606	2,584,728
Dilutive potential common shares3)	12,863,738	9,708,656	8,903,851
Diluted weighted average number of shares (after deduction of treasury shares) during the year2)	953,931,126	930,770,765	916,625,001
Basic earnings per common share in EUR2)
Income from continuing operations attributable to shareholders	1.38	1.29	1.32
Income from Discontinued operations attributable to shareholders	(0.23)	(0.02)	(0.01)
Net income attributable to shareholders	1.16	1.27	1.31
Diluted earnings per common share in EUR2)4)
Income from continuing operations attributable to shareholders	1.37	1.27	1.31
Income from Discontinued operations attributable to shareholders	(0.23)	(0.02)	(0.01)
Net income attributable to shareholders	1.14	1.25	1.29

Dividend distributed per common share in euros	0.80	0.85	0.85
1)Shareholders in this table refers to shareholders of Koninklijke Philips N.V.2)Per share and weighted average share calculations have been adjusted retrospectively for all periods presented to reflect the issuance of shares for the share dividend in respect of 2019. Further reference is made to the narrative below the table.3)There are no antidilutive effects to be disclosed.4)The dilutive potential common shares are not taken into account in the periods for which there is a loss, as the effect would be antidilutive

Change in per share calculations

On June 26, 2020, the Extraordinary General Meeting of Shareholders approved a dividend of EUR 0.85 per common share, in shares only. The dividend was settled in July through the issuance of 18,080,198 new common shares. In accordance with IAS 33 Earnings Per Share, per share calculations have been adjusted retrospectively for all periods presented to reflect the issuance of shares for the share dividend in respect of 2019.

The adjustment resulted in basic earnings per common share for income from continuing operations attributable to shareholders for 2019 being adjusted downwards from EUR 1.31 to EUR 1.29 (2018: EUR 1.41 to EUR 1.38). Similarly, diluted earnings per common share for income from continuing operations attributable to shareholders for 2019 was adjusted downwards from EUR 1.30 to EUR 1.27 (2018: EUR 1.39 to EUR 1.37).

The basic earnings per common share for net income attributable to shareholders for 2019 was adjusted downwards from EUR 1.29 to EUR 1.27 (2018: EUR 1.18 to EUR 1.16). Similarly, diluted earnings per common share for net income attributable to shareholders for 2019 was adjusted from EUR 1.28 to EUR 1.25 (2018: EUR 1.16 to EUR 1.14).